Critical accounting estimates and judgements	12 Months Ended
Mar. 31, 2026
Disclosure of Critical Accounting Estimates and Judgements [Abstract]
Critical accounting estimates and judgements [Text Block]

3. Critical accounting estimates and judgements

The preparation of these consolidated financial statements requires management to make certain estimates, judgements and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to critical accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions, and other factors, including expectations of future events that are believed to be reasonable under the circumstance.

Critical accounting judgements

i. The determination of the functional currency of the Company and of each entity within the consolidated Company (Note 2. h.).

ii. The Company's ability to achieve its business objectives is subject to material uncertainty which casts substantial doubt upon the Company's ability to continue as a going concern (Note 1).

iii. The determination that a portion of loans payable and convertible debentures issued to related parties outstanding as at March 31, 2026 is a non-current liability (Note14).

iv. The determination that the convertible debentures have both an equity and a debt component (Note 14).

v. The determination that the Series A convertible preferred shares are recorded as a liability due to features that are outside of the Company's control that may require repayment of the Series A preferred shares (Note 16).

Critical accounting estimates and assumptions

a. The determination of the discount rates used to discount finance lease receivables (Note 6) and lease liabilities (Note 8).

b. The estimated accrual rate for the warranty provision on the sale of all-electric vehicles (Note 22).

c. The classification of leases as either financial leases or operating leases (Note 6, Note 2 p.).

d. The determination of an allowance for doubtful accounts on the Company's trade receivables (Note 5).

e. The estimate of the useful life of equipment (Note 2.j, Note 10).

f. The estimate of the net realizable value of inventory (Note 7).

g. Estimates underlying the recognition of proceeds from government vouchers and grants (Note 2. n.).

h. Estimates underlying the determination of the carrying value of the West Virginia lease liability and right of use asset (Note 8).

i. Estimates underlying the calculation of deferred income tax assets and deferred income tax recovery (Note 23).

j. The determination of overheads to be allocated to inventory and charged to cost of sales (Note 7).

k. The determination of the valuation of warrants, to be recognized in earnings over the term of the warrant (Note 15).